Other Current Assets and Other Current Financial Assets - Summary of Carrying of Restricted Cash Pledged (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Restricted Cash and Cash Equivalents [Line Items]
Current restricted cash	$ 504	$ 774
Venezuelan Bolivars [member]
Disclosure of Restricted Cash and Cash Equivalents [Line Items]
Current restricted cash		183
Brazilian reais [member]
Disclosure of Restricted Cash and Cash Equivalents [Line Items]
Current restricted cash	65	73
Colombian pesos [member]
Disclosure of Restricted Cash and Cash Equivalents [Line Items]
Current restricted cash	$ 439	$ 518